RELATED PARTY RELATIONSHIPS	12 Months Ended
Mar. 31, 2022
Related Party [Abstract]
RELATED PARTY RELATIONSHIPS	RELATED PARTY RELATIONSHIPS
The following tables include principal investments which, in aggregate, significantly impact the results or assets of the Company:

Investments in subsidiaries consolidated in the Company’s financial statements:

		% equity	% equity
		interest	interest
Name	Country of incorporation	2022	2021
CAE Academia de Aviacion (Espana) S.L.	Spain	100.0%	100.0%
CAE (UK) plc	United Kingdom	100.0%	100.0%
CAE (US) Inc.	United States	100.0%	100.0%
CAE Aircrew Training Services plc	United Kingdom	76.5%	76.5%
CAE Australia Pty Ltd.	Australia	100.0%	100.0%
CAE Aviation Services Pte Ltd.	Singapore	100.0%	100.0%
CAE Aviation Training B.V.	Netherlands	100.0%	100.0%
CAE Aviation Training Peru S.A.	Peru	100.0%	100.0%
CAE Bangkok Co., Ltd.	Thailand	100.0%	100.0%
CAE Brunei Multi Purpose Training Centre Sdn Bhd	Brunei	60.0%	60.0%
CAE Center Amsterdam B.V.	Netherlands	100.0%	100.0%
CAE Center Brussels N.V.	Belgium	100.0%	100.0%
CAE Centre Copenhagen A/S	Denmark	100.0%	100.0%
CAE Centre Hong Kong Limited	China	100.0%	100.0%
CAE Centre Oslo AS	Norway	100.0%	100.0%
CAE Centre Stockholm AB	Sweden	100.0%	100.0%
CAE CFT B.V.	Netherlands	100.0%	100.0%
CAE Civil Aviation Training Solutions, Inc.	United States	100.0%	100.0%
CAE Colombia Flight Training S.A.S.	Colombia	100.0%	100.0%
CAE Doss Aviation, Inc.	United States	100.0%	—%
CAE El Salvador Flight Training S.A. de C.V.	El Salvador	99.5%	99.5%
CAE Engineering Korlatolt Felelossegu Tarsasag	Hungary	100.0%	100.0%
CAE Entrenamiento de Vuelo Chile Limitada	Chile	100.0%	100.0%
CAE Flight Services Austria GmbH	Austria	100.0%	—%
CAE Flight Services Poland Sp z.o.o	Poland	100.0%	—%
CAE Flight Services Sweden AB	Sweden	100.0%	—%
CAE Flight Services USA, Inc.	United States	100.0%	—%
CAE Flight & Simulator Services Sdn. Bhd.	Malaysia	100.0%	100.0%
CAE Flight Training (India) Private Limited	India	100.0%	100.0%
CAE Flight Training Center Mexico, S.A. de C.V.	Mexico	100.0%	100.0%
CAE France SAS	France	100.0%	100.0%
CAE Global Academy Évora, SA	Portugal	100.0%	100.0%
CAE GmbH	Germany	100.0%	100.0%
CAE Healthcare Canada Inc.	Canada	100.0%	100.0%
CAE Healthcare, Inc.	United States	100.0%	100.0%
CAE India Private Limited	India	100.0%	100.0%
CAE Integrated Enterprise Solutions Australia Pty Ltd.	Australia	100.0%	100.0%
CAE International Holdings Limited	Canada	100.0%	100.0%
CAE Investments SARL	Luxembourg	100.0%	100.0%
CAE Kuala Lumpur Sdn. Bhd.	Malaysia	100.0%	100.0%
CAE Luxembourg Acquisition, S.à r.l.	Luxembourg	100.0%	100.0%
CAE Maritime Middle East L.L.C.	UAE	49.0%	49.0%
CAE Middle East L.L.C.	UAE	49.0%	49.0%
CAE Military Aviation Training Inc.	Canada	100.0%	100.0%
CAE New Zealand Pty Limited	New Zealand	100.0%	100.0%
CAE North East Training Inc.	United States	100.0%	100.0%
CAE Oslo - Aviation Academy AS	Norway	100.0%	100.0%
CAE Oxford Aviation Academy Phoenix Inc.	United States	100.0%	100.0%
CAE Services GmbH	Germany	100.0%	100.0%
CAE Services Italia S.r.l.	Italy	100.0%	100.0%
CAE Servicios Globales de Instrucción de Vuelo (España), S.L.	Spain	100.0%	100.0%
CAE Shanghai Company, Limited	China	100.0%	100.0%
Investments in subsidiaries consolidated in the Company’s financial statements (continued):

		% equity	% equity
		interest	interest
Name	Country of incorporation	2022	2021
CAE SimuFlite Inc.	United States	100.0%	100.0%
CAE Simulation Technologies Private Limited	India	100.0%	100.0%
CAE Simulator Services Inc.	Canada	100.0%	100.0%
CAE South America Flight Training do Brasil Ltda.	Brazil	100.0%	100.0%
CAE STS Limited	United Kingdom	100.0%	100.0%
CAE Training & Services Netherlands B.V.	Netherlands	100.0%	100.0%
CAE Training & Services Brussels N.V.	Belgium	100.0%	100.0%
CAE Training & Services UK Ltd.	United Kingdom	100.0%	100.0%
CAE Training Norway AS	Norway	100.0%	100.0%
CAE TSP Inc.	Canada	100.0%	100.0%
CAE USA Inc.	United States	100.0%	100.0%
CAE USA Mission Solutions Inc.	United States	100.0%	100.0%
CAE Vietnam Limited Liability Company	Vietnam	100.0%	100.0%
Medicor Lab Inc.	Canada	100.0%	—%
Merlot Aero Limited	New Zealand	100.0%	100.0%
Oxford Aviation Academy (Oxford) Limited	United Kingdom	100.0%	100.0%
RosterBuster B.V.	Netherlands	100.0%	21.0%
Parc Aviation Engineering Services Ltd.	Ireland	100.0%	100.0%
Parc Aviation Limited	Ireland	100.0%	100.0%
Parc Aviation (UK) Ltd.	United Kingdom	100.0%	100.0%
Parc Interim Ltd.	Ireland	100.0%	100.0%
Pelesys Learning Systems Inc.	Canada	100.0%	100.0%
Presagis Canada Inc.	Canada	100.0%	100.0%
Presagis Europe (S.A.S)	France	100.0%	100.0%
Presagis USA Inc.	United States	100.0%	100.0%
Servicios de Instrucción de Vuelo, S.L.	Spain	80.0%	80.0%
SIV Ops Training, S.L.	Spain	80.0%	80.0%
Investments in joint ventures and affiliates accounted for under the equity method:

		% equity	% equity
		interest	interest
Name	Country of incorporation	2022	2021
Aviation Training Northeast Asia B.V.	Netherlands	50.0%	50.0%
CAE Flight and Simulator Services Korea, Ltd.	Korea	50.0%	50.0%
CAE-LIDER Training do Brasil Ltda.	Brazil	50.0%	50.0%
CAE Melbourne Flight Training Pty Ltd	Australia	50.0%	50.0%
CAE Middle East Pilot Services L.L.C	United Arab Emirates	49.0%	49.0%
CAE Simulation Training Private Limited	India	50.0%	50.0%
Embraer CAE Training Services, LLC	United States	49.0%	49.0%
Emirates-CAE Flight Training (LLC)	UAE	49.0%	49.0%
Flight Training Alliance GmbH	Germany	50.0%	50.0%
Hatsoff Helicopter Training Private Limited	India	50.0%	50.0%
Helicopter Training Media International GmbH	Germany	50.0%	50.0%
HFTS Helicopter Flight Training Services GmbH	Germany	25.0%	25.0%
JAL CAE Flight Training Co. Ltd.	Japan	50.0%	50.0%
Leonardo CAE Advanced Jet Training S.r.l.	Italy	50.0%	50.0%
National Flying Training Institute Private Limited	India	51.0%	51.0%
Pegasus Uçus Egitim Merkezi A.S.	Turkey	49.9%	49.9%
Philippine Academy for Aviation Training, Inc.	Philippines	40.0%	40.0%
Rotorsim s.r.l.	Italy	50.0%	50.0%
Rotorsim USA LLC	United States	50.0%	50.0%
SimCom Holdings Inc.	United States	50.0%	50.0%
Singapore CAE Flight Training Pte Ltd.	Singapore	50.0%	50.0%
SkyWarrior Flight Training LLC	United States	37.0%	—%
TRU Flight Training Iceland ehf	Iceland	33.3%	33.3%
Xebec Government Services, LLC	United States	49.0%	49.0%

When the Company’s share of losses in a joint venture equals or exceeds its interests in the joint ventures, the Company does not recognize further losses, unless it will incur obligations or make payments on behalf of the joint ventures. During the year ended March 31, 2022, the Company's unrecognized share of profit in joint ventures was $1.6 million (2021 – $2.2 million). As at March 31, 2022, the cumulative unrecognized share of losses for these joint ventures was $12.2 million (2021 – $13.8 million) and the cumulative unrecognized share of comprehensive loss of these joint ventures was $11.2 million (2021 – $13.1 million).

SkyWarrior Flight Training LLC
In August 2021, the Company acquired a 37% equity interest in SkyWarrior Flight Training LLC (SkyWarrior) for cash consideration of $4.3 million. SkyWarrior is a flight training operation which primarily delivers Phase 1 initial flight training to U.S. and international military customers.

Joint venture with Leonardo
On March 29, 2021, the Company acquired a 50% equity interest in Leonardo CAE Advanced Jet Training Srl for cash consideration of $18.7 million. This joint venture will support the operations of the International Flight Training School (IFTS) in Italy, delivering a comprehensive lead-in to fighter training to the Italian Air Force and foreign customers. The joint venture will provide training support services, including full maintenance and operation of the M-346 aircraft and its ground-based training system, as well as operation of IFTS base facilities.
RELATED PARTY TRANSACTIONS
The Company’s outstanding balances with its equity accounted investees are as follows:

	2022	2021
Accounts receivable (Note 10)	$49.7	$33.3
Contract assets	23.0	14.3
Other non-current assets	12.8	26.4
Accounts payable and accrued liabilities (Note 17)	5.1	5.8
Contract liabilities	46.5	22.0
Other non-current liabilities	1.5	1.5

The Company’s transactions with its equity accounted investees are as follows:

	2022	2021
Revenue	$111.8	$129.2
Purchases	3.5	2.8
Other income	3.8	1.4

Compensation of key management personnel
Key management personnel have the ability and responsibility to make major operational, financial and strategic decisions for the Company and include members of the Board of Directors and certain executive officers. The compensation of key management for employee services are as follows:

	2022	2021
Salaries and other short-term employee benefits	$8.4	$6.5
Post-employment benefits – defined benefit plans	2.2	1.6
Share-based payments expense	6.6	24.8
	$17.2	$32.9

For the year ended March 31, 2022, the compensation earned by non-employee Directors of the Company amounted to $2.4 million (2021 – $1.9 million), which include the grant date fair value of deferred share units (DSUs) as well as cash payments.